Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated August 8, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Varick Capital Partners LP will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Aperture Investors, LLC
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC

Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Endeavour Capital Advisors Inc.
Fir Tree Capital Management LP
Fort Baker Capital Management LP
Jasper Capital Hong Kong Limited
Magnetar Asset Management LLC
Mariner Investment Group, LLC
Melqart Asset Management (UK) Limited
Merritt Point Partners LLC
Mesarete Capital LLP
Nephila Capital Ltd.
North Reef Capital Management LP
Sage Rock Capital Management LP
Seiga Asset Management Limited
Seven Grand Managers LLC
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Varick Capital Partners LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Aperture Investors, LLC	Equity Hedge Strategies	Equity Long/Short
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
Fir Tree Capital Management LP	Relative Value Strategies	Fixed Income – Corporate
Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Jasper Capital Hong Kong Limited	Equity Hedge Strategies	Quantitative Directional
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Melqart Asset Management (UK) Limited	Macro Strategies	Discretionary Thematic
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Varick Capital Partners LP	Macro Strategies	Systematic Diversified
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Varick Capital Partners LP (“Varick”), located at Amstelplein 1, 1096 HA Amsterdam, The Netherlands, is a commodity trading advisor registered with the CFTC. Varick may manage a portion of the Cayman Subsidiary’s assets using Macro Strategies. Founded in 2021, Varick has approximately $160 million in assets under management as of July 31, 2023.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated August 8, 2023 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 31, 2023

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Varick Capital Partners LP will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Varick Capital Partners LP (“Varick”). The principal owner of Varick is Varick GP, LLC, the principal owner of which is Bob Arends.

Shareholders should retain this Supplement for future reference.